Related party transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related party transactions
23.	Related party transactions

The consolidated subsidiaries of the Company as of December 31, 2017 and 2018 are listed in note 2.3.

The Company has the following related party transactions:

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Balances from non-controlling owners
Receivables	R$	12	R$	7	US$	2

	Year ended December 31,
	2016		2017		2018		USD Total
Income statement amounts	BRL		BRL		BRL		USD
Key management personnel compensation
Compensation and short-term benefits		9.535		19.699		12.882		3.325
Share-based payments		677		4.652		1.510		390

Total	R$	10.212	R$	24.351	R$	14.392	US$	3.715

Financial expenses
Convertible notes interest	R$	—	R$	2.069	R$	0	US$	0